780 NORTH WATER STREET MILWAUKEE, WI 53202-3590 TEL 414-273-3500 FAX 414-273-5198 www.gklaw.com

September 23, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:

Cortina Funds, Inc.

Ladies and Gentlemen:

Transmitted herewith via EDGAR on behalf of Cortina Funds, Inc. (the “Company”), and pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (“Investment Company Act”), we hereby file Pre-Effective Amendment No. 2 to the Company’s Registration Statement on Form N-1A.

If you have any questions regarding this filing, please do not hesitate to contact the undersigned.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Christopher M. Cahlamer

Christopher M. Cahlamer

cc:

Lori K. Hoch
Carol A. Gehl

OFFICES IN MILWAUKEE, MADISON, WAUKESHA, GREEN BAY & APPLETON, WI; AND WASHINGTON, DC
GODFREY & KAHN IS A MEMBER OF TERRALEX®, A WORLDWIDE NETWORK OF INDEPENDENT LAW FIRMS.